Filed Pursuant to Rule 497(e)
1933 Act Registration File No. 333-108394
1940 Act File No. 811-21422

EXPLANATORY NOTE

On behalf of Trust for Advised Portfolios and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are XBRL exhibits containing interactive data format risk/return summary information that mirrors the fees and expenses table risk/return summary information contained in a supplement Summary Prospectus and Prospectus dated January 25, 2015, as supplemented on February 13, 2015, for the Ziegler Strategic Income Fund, filed pursuant to Rule 497(e) on February 13, 2015.  The purpose of this filing is to submit the XBRL exhibits for the risk/return summary information provided in the 497(e) filing (Accession Number 0000894189-15-000814).

The XBRL exhibits attached hereto consist of the following:

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE